UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |X|; Amendment Number: __1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             June 3, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $ 603,485
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4          COLUMN 5      COL 6    COL 7       COLUMN 8

                              TITLE OF                       VALUE      SHRS OR   SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS   SOLE      SHARED  NONE

AMEDISYS INC                  COM                023436108   22,819       830,100 SH         SOLE     NONE     830,100   0      0
APPLE INC                     COM                037833100   26,280       250,000 SH         SOLE     NONE     250,000   0      0
BAIDU COM INC                 SPON ADR REP A     056752108   33,554       190,000 SH         SOLE     NONE     190,000   0      0
BIOMARIN PHARMACEUTICAL INC   COM                09061G101   13,730     1,111,750 SH         SOLE     NONE   1,111,750   0      0
BLACKROCK INC                 COM                09247X101   39,012       300,000 SH         SOLE     NONE     300,000   0      0
BUNGE LIMITED                 COM                G16962105   44,946       793,400 SH         SOLE     NONE     793,400   0      0
CITIGROUP INC                 COM                172967101    4,681     1,850,000 SH         SOLE     NONE   1,850,000   0      0
COMSTOCK RES INC              COM NEW            205768203   32,825     1,101,500 SH         SOLE     NONE   1,101,500   0      0
DOLBY LABORATORIES INC        COM                25659T107   34,110     1,000,000 SH         SOLE     NONE   1,000,000   0      0
DRYSHIPS INC                  SHS                Y2109Q101    2,172       426,800 SH         SOLE     NONE     426,800   0      0
FOCUS MEDIA HLDG LTD          SPONSORED ADR      34415V109   10,421     1,532,500 SH         SOLE     NONE   1,532,500   0      0
LAS VEGAS SANDS CORP          COM                517834107    3,913     1,300,000 SH         SOLE     NONE   1,300,000   0      0
LDK SOLAR CO LTD              SPONSORED ADR      50183L107   15,313     2,415,294 SH         SOLE     NONE   2,415,294   0      0
LEVEL 3 COMMUNICATIONS INC    COM                52729N100    2,740     2,978,600 SH         SOLE     NONE   2,978,600   0      0
LINDSAY CORP                  COM                535555106    4,760       176,300 SH         SOLE     NONE     176,300   0      0
MONSANTO CO NEW               COM                61166W101   29,749       358,000 SH         SOLE     NONE     358,000   0      0
PHILIP MORRIS INTL INC        COM                718172109   67,602     1,900,000 SH         SOLE     NONE   1,900,000   0      0
PROSHARES TR                  PSHS ULT S&P 500   74347R107   49,325     2,500,000 SH         SOLE     NONE   2,500,000   0      0
PROSHARES TR                  PSHS ULTSHT FINL   74347R628      980        10,000 SH         SOLE     NONE      10,000   0      0
ROYAL CARIBBEAN CRUISES LTD   COM                V7780T103   12,856     1,605,000 SH         SOLE     NONE   1,605,000   0      0
SELECT SECTOR SPDR TR         SBI INT-FINL       81369Y605   44,050     5,000,000 SH         SOLE     NONE   5,000,000   0      0
SPDR GOLD TRUST               GOLD SHS           78463V107   85,766       950,000 SH         SOLE     NONE     950,000   0      0
TEXTRON INC                   COM                883203101    1,148       200,000 SH         SOLE     NONE     200,000   0      0
TRANSDIGM GROUP INC           COM                893641100    9,852       300,000 SH         SOLE     NONE     300,000   0      0
UNITED STATES OIL FUND LP     UNITS              91232N108    2,905       100,000 SH         SOLE     NONE     100,000   0      0
USEC INC                      COM                90333E108    6,624     1,380,000 SH         SOLE     NONE   1,380,000   0      0
ZIONS BANCORPORATION          COM                989701107    1,352       137,523 SH         SOLE     NONE     137,523   0      0




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